Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 1,714,261
Charge for the period		421,920	$ 344,716		$ 373,247
Ending balance		2,075,441	1,714,261	[1]
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,714,261	1,438,040
Ending balance		2,075,441	1,714,261		1,438,040
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,328,495	2,820,519		2,700,132
Additions during the period			257,367		103,115
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		416,326
Additions through business combinations		266,995	317,507		150,229
Transfer from advance payments		125,785	127,372		121,986
Disposals		(241,095)	(23,266)		(26,199)
Effects of movement in exchange rates		(160,428)	(171,004)		(228,744)
Ending balance		3,736,078	3,328,495		2,820,519
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,614,234)	(1,382,479)		(1,162,977)
Charge for the period		333,876	284,438		319,968
Impairment/(reversal of impairment)		(34,903)	(48,073)		(27,245)
Disposals		235,690	16,549		22,770
Effects of movement in exchange rates		86,686	84,207		104,941
Ending balance		(1,660,637)	(1,614,234)		(1,382,479)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,254,213	1,307,928
Ending balance		1,400,241	1,254,213		1,307,928
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,829,528	2,660,120		2,527,637
Additions during the period			20,995		10,287
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		(20,994)
Additions through business combinations		266,110	77,142		144,388
Reclassification		176,625	124,548		91,165
Transfer from advance payments		100,578	111,439		124,272
Disposals		(239,350)	(21,359)		(23,591)
Effects of movement in exchange rates		(150,930)	(143,357)		(214,038)
Ending balance		2,961,567	2,829,528		2,660,120
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,575,315)	(1,352,192)		(1,134,484)
Charge for the period		268,999	272,068		315,131
Impairment/(reversal of impairment)		(34,702)	(48,391)		(26,824)
Disposals		234,117	14,660		21,435
Effects of movement in exchange rates		83,573	82,676		102,812
Ending balance		(1,561,326)	(1,575,315)		(1,352,192)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		245,336
Ending balance		305,150	245,336
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		250,690
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		70,905
Additions through business combinations			233,809
Reclassification		10,991	23,241
Transfer from advance payments		16,412	7,862
Effects of movement in exchange rates		15,184	(14,222)
Ending balance		364,182	250,690
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,354)
Charge for the period		54,152	5,366
Impairment/(reversal of impairment)		(201)
Effects of movement in exchange rates		675	12
Ending balance		(59,032)	(5,354)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		54,631	45,708
Ending balance		61,753	54,631		45,708
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		56,268	47,436		51,734
Additions during the period			825		768
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		1,489
Additions through business combinations		885	968		566
Reclassification		1,992	5,999		887
Transfer from advance payments		6,754	4,112		620
Disposals					(1,203)
Effects of movement in exchange rates		(3,802)	(3,072)		(5,936)
Ending balance		63,586	56,268		47,436
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,637)	(1,728)		(1,163)
Charge for the period		315	296		331
Impairment/(reversal of impairment)			318		(421)
Effects of movement in exchange rates		119	69		187
Ending balance		(1,833)	(1,637)		(1,728)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,041	3,878
Ending balance		10,871	5,041		3,878
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		22,198	18,169		15,877
Additions during the period			5,056		2,470
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		7,453
Additions through business combinations			93		305
Reclassification		4,231			808
Transfer from advance payments		33			91
Disposals		(459)	(82)		(95)
Effects of movement in exchange rates		(1,148)	(1,038)		(1,287)
Ending balance		32,308	22,198		18,169
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(17,157)	(14,291)		(12,678)
Charge for the period		5,800	3,806		2,547
Disposals		301	73		41
Effects of movement in exchange rates		1,219	867		893
Ending balance		(21,437)	(17,157)		(14,291)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,687	5,880
Ending balance		10,268	8,687		5,880
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		23,458	20,148		19,824
Additions during the period			6,012		2,576
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		6,961
Reclassification					658
Disposals		(1,286)	(1,825)		(1,310)
Effects of movement in exchange rates		(1,856)	(877)		(1,600)
Ending balance		27,277	23,458		20,148
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(14,771)	(14,268)		(14,652)
Charge for the period		4,610	2,902		1,959
Disposals		1,272	1,816		1,294
Effects of movement in exchange rates		1,100	583		1,049
Ending balance		(17,009)	(14,771)		(14,268)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		146,353	74,646
Ending balance		287,158	146,353		74,646
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		146,353	74,646		85,060
Additions during the period			224,479		87,014
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		350,512
Additions through business combinations			5,495		4,970
Reclassification		(193,839)	(153,788)		(93,518)
Transfer from advance payments		2,008	3,959		(2,997)
Effects of movement in exchange rates		(17,876)	(8,438)		(5,883)
Ending balance		287,158	146,353		74,646
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		520,651	468,130
Ending balance		963,993	520,651		468,130
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		650,504	549,594		406,897
Additions during the period			113,722		72,888
Additions during the period, including net movements in assets relating to the decommissioning and site restoration provision		100,832
Additions through business combinations		477,981	41,709		129,711
Disposals		(17,755)	(18,872)		(15,721)
Effects of movement in exchange rates		(46,917)	(35,649)		(44,181)
Ending balance		1,164,645	650,504		549,594
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(129,853)	(81,464)		(37,035)
Charge for the period		88,961	60,685		54,089
Impairment/(reversal of impairment)		(3,151)	(2,797)
Disposals		13,237	8,634		5,594
Effects of movement in exchange rates		8,076	6,459		4,066
Ending balance		$ (200,652)	$ (129,853)		$ (81,464)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).